Restructuring - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2019
2025 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges	$ 155.0
2023 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges		$ 115.0
2021 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges			$ 169.0
2019 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges				$ 393.0